Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FIRST TRUST EXCHANGE-TRADED ALPHADEX FUND
Entity Central Index Key	0001383496
Document Period End Date	Jul. 31, 2024
C000047996 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Mid Cap Core AlphaDEX® Fund
Class Name	First Trust Mid Cap Core AlphaDEX® Fund
Trading Symbol	FNX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Mid Cap Core AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FNX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Core AlphaDEX® Fund	$63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.28% during the 12 months ended July 31, 2024. The Fund outperformed its benchmark, the S&P MidCap 400® Index, which returned 15.41% for the same Period.
During the Period, the Industrials sector received the largest allocation within the Fund, at 20.5%. This sector also generated the second largest contribution to the Fund’s return at 4.3%. The sector with the largest contribution to the Fund’s total return was the Financials sector, with a contribution of 4.4%. The least contributing sector to the Fund’s return for the Period was the Communication Services sector, which generated a ‑0.1% contribution to the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Mid Cap Core AlphaDEX® Fund	16.28%	12.05%	9.84%
Nasdaq AlphaDEX® Mid Cap CoreTM Index(1)	17.03%	12.77%	N/A
Nasdaq US 600 Mid CapTM Index(1)	13.28%	9.51%	N/A
S&P MidCap 400® Index	15.41%	11.26%	10.24%
Russell 3000® Index	21.07%	14.23%	12.58%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FNX for more recent performance information.
Net Assets	$ 1,225,116,797
Holdings Count | Holding	452
Advisory Fees Paid, Amount	$ 5,485,317
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$1,225,116,797
Total number of portfolio holdings	452
Total advisory fee paid	$5,485,317
Portfolio turnover rate	103%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
M/I Homes, Inc.	0.5%
Meritage Homes Corp.	0.4%
Group 1 Automotive, Inc.	0.4%
Liberty Broadband Corp., Class C	0.4%
KB Home	0.4%
Rush Enterprises, Inc., Class A	0.4%
Tri Pointe Homes, Inc.	0.4%
Taylor Morrison Home Corp.	0.4%
Sprouts Farmers Market, Inc.	0.4%
Radian Group, Inc.	0.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
M/I Homes, Inc.	0.5%
Meritage Homes Corp.	0.4%
Group 1 Automotive, Inc.	0.4%
Liberty Broadband Corp., Class C	0.4%
KB Home	0.4%
Rush Enterprises, Inc., Class A	0.4%
Tri Pointe Homes, Inc.	0.4%
Taylor Morrison Home Corp.	0.4%
Sprouts Farmers Market, Inc.	0.4%
Radian Group, Inc.	0.4%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FNX or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FNX
C000099059 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Mid Cap Growth AlphaDEX® Fund
Class Name	First Trust Mid Cap Growth AlphaDEX® Fund
Trading Symbol	FNY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Mid Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FNY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Growth AlphaDEX® Fund	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.01% during the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P MidCap 400® Growth Index, which returned 19.31% for the same Period.
During the Period, the Fund’s greatest allocation was to the Industrials sector, with an average weight of 27.3%. This sector also had the greatest contribution to the Fund, with a 6.4% contribution to the Fund’s return. The Communication Services sector contributed -0.1% to the Fund’s return, the greatest drag of any sector in the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Mid Cap Growth AlphaDEX® Fund	15.01%	10.70%	11.03%
Nasdaq AlphaDEX® Mid Cap GrowthTM Index(1)	15.88%	11.52%	N/A
Nasdaq US 600 Mid Cap GrowthTM Index(1)	12.26%	7.87%	N/A
S&P MidCap 400® Growth Index	19.31%	11.13%	10.64%
Russell 3000® Index	21.07%	14.23%	12.58%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FNY for more recent performance information.
Net Assets	$ 348,627,810
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 2,107,552
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$348,627,810
Total number of portfolio holdings	228
Total advisory fee paid	$2,107,552
Portfolio turnover rate	134%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
ATI, Inc.	0.9%
Sprouts Farmers Market, Inc.	0.8%
Modine Manufacturing Co.	0.8%
Moog, Inc., Class A	0.8%
Allison Transmission Holdings, Inc.	0.8%
Ensign Group (The), Inc.	0.8%
Parsons Corp.	0.8%
Comfort Systems USA, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
Insmed, Inc.	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ATI, Inc.	0.9%
Sprouts Farmers Market, Inc.	0.8%
Modine Manufacturing Co.	0.8%
Moog, Inc., Class A	0.8%
Allison Transmission Holdings, Inc.	0.8%
Ensign Group (The), Inc.	0.8%
Parsons Corp.	0.8%
Comfort Systems USA, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
Insmed, Inc.	0.8%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FNY or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FNY
C000099062 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Small Cap Value AlphaDEX® Fund
Class Name	First Trust Small Cap Value AlphaDEX® Fund
Trading Symbol	FYT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Small Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FYT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Value AlphaDEX® Fund	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 17.68% for the 12 months ended July 31, 2024. The Fund outperformed its benchmark, the S&P SmallCap 600® Value Index, which returned 9.79% for the same Period.
The Fund allocated the greatest weight to the Financials sector, which received an allocation of 31.4%. This sector generated the largest contribution to the Fund’s return, at 8.7%. The least contributing sector to the Fund’s return for the Period was the Consumer Staples sector, which generated a ‑0.6% contribution to the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Small Cap Value AlphaDEX® Fund	17.68%	12.64%	7.94%
Nasdaq AlphaDEX® Small Cap ValueTM Index(1)	18.74%	13.55%	N/A
Nasdaq US 700 Small Cap ValueTM Index(1)	11.87%	10.91%	N/A
S&P SmallCap 600® Value Index	9.79%	9.57%	8.94%
Russell 3000® Index	21.07%	14.23%	12.58%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FYT for more recent performance information.
Net Assets	$ 187,166,346
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 1,234,173
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$187,166,346
Total number of portfolio holdings	265
Total advisory fee paid	$1,234,173
Portfolio turnover rate	114%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Hawaiian Electric Industries, Inc.	1.0%
Customers Bancorp, Inc.	0.8%
PROG Holdings, Inc.	0.7%
Century Communities, Inc.	0.7%
Hudson Pacific Properties, Inc.	0.7%
Masterbrand, Inc.	0.7%
Beazer Homes USA, Inc.	0.7%
Bread Financial Holdings, Inc.	0.7%
Ryerson Holding Corp.	0.7%
Quanex Building Products Corp.	0.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Hawaiian Electric Industries, Inc.	1.0%
Customers Bancorp, Inc.	0.8%
PROG Holdings, Inc.	0.7%
Century Communities, Inc.	0.7%
Hudson Pacific Properties, Inc.	0.7%
Masterbrand, Inc.	0.7%
Beazer Homes USA, Inc.	0.7%
Bread Financial Holdings, Inc.	0.7%
Ryerson Holding Corp.	0.7%
Quanex Building Products Corp.	0.7%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FYT or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FYT
C000047997 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Small Cap Core AlphaDEX® Fund
Class Name	First Trust Small Cap Core AlphaDEX® Fund
Trading Symbol	FYX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Small Cap Core AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FYX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Core AlphaDEX® Fund	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.47% for the 12 months ended July 31, 2024. The Fund outperformed its benchmark, the S&P SmallCap 600® Index, which returned 14.10% for the same Period.
The Fund allocated the greatest weight to the Financials sector during the Period, with an allocation of 22.7%. This sector contributed 6.2% to the Fund’s return, the greatest of any sector. The Consumer Staples sector generated a -0.4% contribution to the Fund’s return, which was the greatest drag of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Small Cap Core AlphaDEX® Fund	14.47%	11.31%	9.11%
Nasdaq AlphaDEX® Small Cap CoreTM Index(1)	15.27%	12.08%	N/A
Nasdaq US 700 Small CapTM Index(1)	11.97%	9.70%	N/A
S&P SmallCap 600® Index	14.10%	10.05%	9.97%
Russell 3000® Index	21.07%	14.23%	12.58%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FYX for more recent performance information.
Net Assets	$ 931,477,185
Holdings Count | Holding	528
Advisory Fees Paid, Amount	$ 4,187,212
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$931,477,185
Total number of portfolio holdings	528
Total advisory fee paid	$4,187,212
Portfolio turnover rate	112%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp.	0.6%
Mizuho Financial Group, Inc.	0.6%
Hawaiian Electric Industries, Inc.	0.5%
Customers Bancorp, Inc.	0.4%
Carpenter Technology Corp.	0.4%
PROG Holdings, Inc.	0.4%
Century Communities, Inc.	0.4%
Powell Industries, Inc.	0.4%
Hudson Pacific Properties, Inc.	0.4%
Baldwin Insurance Group (The), Inc.	0.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp.	0.6%
Mizuho Financial Group, Inc.	0.6%
Hawaiian Electric Industries, Inc.	0.5%
Customers Bancorp, Inc.	0.4%
Carpenter Technology Corp.	0.4%
PROG Holdings, Inc.	0.4%
Century Communities, Inc.	0.4%
Powell Industries, Inc.	0.4%
Hudson Pacific Properties, Inc.	0.4%
Baldwin Insurance Group (The), Inc.	0.3%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FYX or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FYX
C000048000 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi Cap Value AlphaDEX® Fund
Class Name	First Trust Multi Cap Value AlphaDEX® Fund
Trading Symbol	FAB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Cap Value AlphaDEX® Fund	$69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.76% for the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P Composite 1500® Value Index, which returned 16.29% for the same Period.
During the Period, the Fund’s greatest sector allocation went to investments in the Financials sector. These investments received an allocation of 25.3%. This sector contributed 6.6% to the Fund’s return, which was the greatest of any sector. No sector contributed negatively to the Fund’s return during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Multi Cap Value AlphaDEX® Fund	14.76%	11.43%	8.24%
Nasdaq AlphaDEX® Multi Cap ValueTM Index(1)	15.59%	12.22%	N/A
Nasdaq US Multi Cap ValueTM Index(1)	16.88%	12.50%	N/A
S&P Composite 1500® Index	21.57%	14.65%	12.89%
S&P Composite 1500® Value Index	16.29%	12.39%	10.47%
Russell 3000® Index	21.07%	14.23%	12.58%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FAB for more recent performance information.
Net Assets	$ 148,991,328
Holdings Count | Holding	676
Advisory Fees Paid, Amount	$ 784,357
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$148,991,328
Total number of portfolio holdings	676
Total advisory fee paid	$784,357
Portfolio turnover rate	87%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
D.R. Horton, Inc.	0.5%
Lennar Corp., Class A	0.5%
Fox Corp., Class A	0.5%
Cincinnati Financial Corp.	0.5%
Entergy Corp.	0.5%
Berkshire Hathaway, Inc., Class B	0.4%
Synchrony Financial	0.4%
Exelon Corp.	0.4%
Comcast Corp., Class A	0.4%
Global Payments, Inc.	0.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
D.R. Horton, Inc.	0.5%
Lennar Corp., Class A	0.5%
Fox Corp., Class A	0.5%
Cincinnati Financial Corp.	0.5%
Entergy Corp.	0.5%
Berkshire Hathaway, Inc., Class B	0.4%
Synchrony Financial	0.4%
Exelon Corp.	0.4%
Comcast Corp., Class A	0.4%
Global Payments, Inc.	0.4%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FAB or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FAB
C000048901 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Industrials/Producer Durables AlphaDEX® Fund
Class Name	First Trust Industrials/Producer Durables AlphaDEX® Fund
Trading Symbol	FXR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Industrials/Producer Durables AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Industrials/Producer Durables AlphaDEX® Fund	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 19.26% during the 12 months ended July 31, 2024. The Fund outperformed its benchmark, the S&P 500® Industrials Index, which returned 17.77% for the same Period.
The Machinery industry had the greatest allocation in the Fund with an average weight of 16.7% and contributed 3.0% to the Fund’s overall return. The largest positive contribution to the Fund’s return came from the Building Products industry, which contributed 3.5%. Several industries negatively impacted the Fund’s return slightly by -0.2%, including the Paper & Forest Products industry, Air Freight & Logistics industry, and the Banks industry. These are the largest negative return contributions to the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Industrials/Producer Durables AlphaDEX® Fund	19.26%	12.57%	10.52%
StrataQuant® Industrials Index	20.06%	13.34%	11.26%
Russell 1000® Index	21.50%	14.59%	12.86%
S&P 500® Industrials Index	17.77%	12.44%	11.38%
Russell 1000® Industrials Index	18.15%	10.03%	10.55%
Russell 3000® Index	21.07%	14.23%	12.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXR for more recent performance information.
Net Assets	$ 1,945,864,599
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 8,842,921
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$1,945,864,599
Total number of portfolio holdings	139
Total advisory fee paid	$8,842,921
Portfolio turnover rate	78%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Howmet Aerospace, Inc.	1.4%
Builders FirstSource, Inc.	1.4%
Gates Industrial Corp. PLC	1.3%
Allison Transmission Holdings, Inc.	1.3%
Graphic Packaging Holding Co.	1.3%
Brunswick Corp.	1.3%
Schneider National, Inc., Class B	1.3%
Snap-on, Inc.	1.3%
Comfort Systems USA, Inc.	1.3%
American Express Co.	1.3%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Howmet Aerospace, Inc.	1.4%
Builders FirstSource, Inc.	1.4%
Gates Industrial Corp. PLC	1.3%
Allison Transmission Holdings, Inc.	1.3%
Graphic Packaging Holding Co.	1.3%
Brunswick Corp.	1.3%
Schneider National, Inc., Class B	1.3%
Snap-on, Inc.	1.3%
Comfort Systems USA, Inc.	1.3%
American Express Co.	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FXR or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FXR
C000048904 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Utilities AlphaDEX® Fund
Class Name	First Trust Utilities AlphaDEX® Fund
Trading Symbol	FXU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Utilities AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXU
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Utilities AlphaDEX® Fund	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.15% during the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Utilities Index, which returned 12.36% for the same Period.
The greatest industry allocation in the Fund was 49.5% to the Electric Utilities industry. However, with just an 11.5% weight in the Fund, the Independent Power and Renewable Electricity Producers industry had the greatest contribution to the Fund’s overall return, with 5.4%. No industry in the Fund had a negative contribution to the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Utilities AlphaDEX® Fund	10.15%	6.72%	7.47%
StrataQuant® Utilities Index	10.90%	7.42%	8.18%
Russell 1000® Index	21.50%	14.59%	12.86%
S&P 500® Utilities Index	12.36%	7.57%	9.51%
Russell 1000® Utilities Index	14.93%	8.21%	8.47%
Russell 3000® Index	21.07%	14.23%	12.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXU for more recent performance information.
Net Assets	$ 252,591,261
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,188,606
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$252,591,261
Total number of portfolio holdings	42
Total advisory fee paid	$1,188,606
Portfolio turnover rate	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Evergy, Inc.	4.3%
Entergy Corp.	4.3%
National Fuel Gas Co.	4.3%
Exelon Corp.	4.2%
Avangrid, Inc.	3.9%
Brookfield Renewable Corp., Class A	3.9%
NRG Energy, Inc.	3.8%
Vistra Corp.	3.6%
Pinnacle West Capital Corp.	3.5%
Ameren Corp.	3.5%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Evergy, Inc.	4.3%
Entergy Corp.	4.3%
National Fuel Gas Co.	4.3%
Exelon Corp.	4.2%
Avangrid, Inc.	3.9%
Brookfield Renewable Corp., Class A	3.9%
NRG Energy, Inc.	3.8%
Vistra Corp.	3.6%
Pinnacle West Capital Corp.	3.5%
Ameren Corp.	3.5%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FXU or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FXU
C000099061 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Small Cap Growth AlphaDEX® Fund
Class Name	First Trust Small Cap Growth AlphaDEX® Fund
Trading Symbol	FYC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Small Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FYC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Growth AlphaDEX® Fund	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.92% for the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P SmallCap 600® Growth Index, which returned 18.30% for the same Period.
The Industrials sector received the greatest allocation in the Fund, with an average weight of 21.5%. This sector generated the largest contribution to the Fund’s return, at 4.5%. The least contributing sector to the Fund’s return for the Period was the Utilities sector, which generated a -0.5% contribution to the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Small Cap Growth AlphaDEX® Fund	11.92%	9.13%	10.08%
Nasdaq AlphaDEX® Small Cap GrowthTM Index(1)	12.73%	9.97%	N/A
Nasdaq US 700 Small Cap GrowthTM Index(1)	12.04%	8.17%	N/A
S&P SmallCap 600® Growth Index	18.30%	10.16%	10.82%
Russell 3000® Index	21.07%	14.23%	12.58%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FYC for more recent performance information.
Net Assets	$ 295,446,007
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 1,745,212
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$295,446,007
Total number of portfolio holdings	267
Total advisory fee paid	$1,745,212
Portfolio turnover rate	141%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp.	1.0%
Mizuho Financial Group, Inc.	1.0%
Carpenter Technology Corp.	0.8%
Powell Industries, Inc.	0.7%
Baldwin Insurance Group (The), Inc.	0.7%
PJT Partners, Inc., Class A	0.7%
Zeta Global Holdings Corp., Class A	0.7%
WisdomTree, Inc.	0.7%
Cactus, Inc., Class A	0.7%
Mirum Pharmaceuticals, Inc.	0.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp.	1.0%
Mizuho Financial Group, Inc.	1.0%
Carpenter Technology Corp.	0.8%
Powell Industries, Inc.	0.7%
Baldwin Insurance Group (The), Inc.	0.7%
PJT Partners, Inc., Class A	0.7%
Zeta Global Holdings Corp., Class A	0.7%
WisdomTree, Inc.	0.7%
Cactus, Inc., Class A	0.7%
Mirum Pharmaceuticals, Inc.	0.7%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FYC or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FYC
C000047999 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Large Cap GrowthAlphaDEX® Fund
Class Name	First Trust Large Cap GrowthAlphaDEX® Fund
Trading Symbol	FTC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Large Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Growth AlphaDEX® Fund	$63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 18.89% for the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Growth Index, which returned 26.92% for the same Period.
During the Period, the Fund allocated 26.3% to the Information Technology sector and 24.3% to the Industrials sector, which were the largest sector weights for the Fund. These contributed the most to the Fund’s return, with 6.5% and 6.1%, respectively. The only notable negative contribution to the Fund’s return was from the Energy sector, which contributed only -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Large Cap Growth AlphaDEX® Fund	18.89%	12.16%	11.77%
Nasdaq AlphaDEX® Large Cap GrowthTM Index(1)	19.64%	12.85%	N/A
Nasdaq US 500 Large Cap GrowthTM Index(1)	25.18%	16.49%	N/A
S&P 500® Index	22.15%	15.00%	13.15%
S&P 500® Growth Index	26.92%	16.30%	14.96%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTC for more recent performance information.
Net Assets	$ 1,104,024,129
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 5,255,828
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$1,104,024,129
Total number of portfolio holdings	189
Total advisory fee paid	$5,255,828
Portfolio turnover rate	116%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Citizens BancShares, Inc., Class A	1.1%
Howmet Aerospace, Inc.	1.1%
KKR & Co., Inc.	1.0%
Iron Mountain, Inc.	1.0%
Lennox International, Inc.	1.0%
Bank of New York Mellon (The) Corp.	1.0%
HEICO Corp.	1.0%
General Electric Co.	1.0%
Apollo Global Management, Inc.	0.9%
JPMorgan Chase & Co.	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
First Citizens BancShares, Inc., Class A	1.1%
Howmet Aerospace, Inc.	1.1%
KKR & Co., Inc.	1.0%
Iron Mountain, Inc.	1.0%
Lennox International, Inc.	1.0%
Bank of New York Mellon (The) Corp.	1.0%
HEICO Corp.	1.0%
General Electric Co.	1.0%
Apollo Global Management, Inc.	0.9%
JPMorgan Chase & Co.	0.9%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTC or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FTC
C000048896 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Consumer Discretionary AlphaDEX® Fund
Class Name	First Trust Consumer Discretionary AlphaDEX® Fund
Trading Symbol	FXD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Consumer Discretionary AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Consumer Discretionary AlphaDEX® Fund	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.47% during the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Consumer Discretionary Index, which returned 12.21% for the same Period.
The greatest industry allocation in the Fund during the Period was to Hotels, Restaurants & Leisure, which received an allocation of 19.4%. Specialty Retail followed closely with an allocation of 16.8%. Investments within the Hotels, Restaurants & Leisure industry accounted for 1.1% of the Fund’s return. A greater contribution came from investments in Household Durables. This industry’s average weight was 8.7% during the Period and contributed 3.2% to the Fund’s overall return. The most significant drag on the Fund came from the allocation to Ground Transportation, particularly Avis Budget Group, Inc. and Hertz Global Holdings, Inc. The investment in Avis caused a -0.5% drag, while Hertz accounted for a
-1.8% drag on Fund performance. The Ground Transportation industry as a whole received an allocation of 4.4%, which caused a cumulative drag of
-1.6% on Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Consumer Discretionary AlphaDEX® Fund	6.47%	7.83%	7.46%
StrataQuant® Consumer Discretionary Index	7.13%	8.48%	8.13%
Russell 1000® Index	21.50%	14.59%	12.86%
S&P 500® Consumer Discretionary Index	12.21%	10.69%	12.58%
Russell 1000® Consumer Discretionary Index	14.19%	11.38%	12.55%
Russell 3000® Index	21.07%	14.23%	12.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXD for more recent performance information.
Net Assets	$ 1,481,355,260
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 7,143,614
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$1,481,355,260
Total number of portfolio holdings	122
Total advisory fee paid	$7,143,614
Portfolio turnover rate	84%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
D.R. Horton, Inc.	1.7%
Toll Brothers, Inc.	1.7%
PulteGroup, Inc.	1.6%
Lennar Corp., Class A	1.6%
Harley-Davidson, Inc.	1.5%
Fox Corp., Class A	1.5%
Spotify Technology S.A.	1.5%
Lithia Motors, Inc.	1.5%
Burlington Stores, Inc.	1.5%
Carvana Co.	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
D.R. Horton, Inc.	1.7%
Toll Brothers, Inc.	1.7%
PulteGroup, Inc.	1.6%
Lennar Corp., Class A	1.6%
Harley-Davidson, Inc.	1.5%
Fox Corp., Class A	1.5%
Spotify Technology S.A.	1.5%
Lithia Motors, Inc.	1.5%
Burlington Stores, Inc.	1.5%
Carvana Co.	1.4%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FXD or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FXD
C000048899 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Financials AlphaDEX® Fund
Class Name	First Trust Financials AlphaDEX® Fund
Trading Symbol	FXO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Financials AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Financials AlphaDEX® Fund	$69	0.61%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 25.17% during the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Financials Index, which returned 26.11% for the same Period.
The Banks industry carried an average weight of 35.2% in the Fund, which was the greatest allocation of any industry during the Period. The allocation to the Banks industry accounted for a 7.9% contribution to the Fund’s overall return, the highest of any industry during the Period. Two other industries that also had significant contributions to the Fund’s return were the Insurance industry, which had an allocation of 27.3% and contributed 6.7% to the Fund’s return, and the Capital Markets industry, which had an allocation of 23.3% and accounted for 6.2% of the Fund’s return. No industry allocation had a negative contribution to the Fund return during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Financials AlphaDEX® Fund	25.17%	12.30%	11.25%
StrataQuant® Financials Index	26.05%	13.05%	12.00%
Russell 1000® Index	21.50%	14.59%	12.86%
S&P 500® Financials Index	26.11%	11.44%	11.44%
Russell 1000® Financials Index	30.01%	14.01%	13.27%
Russell 3000® Index	21.07%	14.23%	12.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXO for more recent performance information.
Net Assets	$ 904,182,299
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 4,080,340
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$904,182,299
Total number of portfolio holdings	104
Total advisory fee paid	$4,080,340
Portfolio turnover rate	75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Affiliated Managers Group, Inc.	1.8%
Jefferies Financial Group, Inc.	1.8%
KKR & Co., Inc.	1.8%
MGIC Investment Corp.	1.8%
Ally Financial, Inc.	1.7%
Goldman Sachs Group (The), Inc.	1.7%
Cincinnati Financial Corp.	1.7%
Janus Henderson Group PLC	1.7%
Berkshire Hathaway, Inc., Class B	1.6%
Assured Guaranty Ltd.	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Affiliated Managers Group, Inc.	1.8%
Jefferies Financial Group, Inc.	1.8%
KKR & Co., Inc.	1.8%
MGIC Investment Corp.	1.8%
Ally Financial, Inc.	1.7%
Goldman Sachs Group (The), Inc.	1.7%
Cincinnati Financial Corp.	1.7%
Janus Henderson Group PLC	1.7%
Berkshire Hathaway, Inc., Class B	1.6%
Assured Guaranty Ltd.	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FXO or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FXO
C000047995 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Large Cap Core AlphaDEX® Fund
Class Name	First Trust Large Cap Core AlphaDEX® Fund
Trading Symbol	FEX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Large Cap Core AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Core AlphaDEX® Fund	$63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.89% for the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 22.15% for the same Period.
During the Period, the Fund allocated 17.0% to the Industrials sector, the largest allocation in the Period. The 16.7% allocation to the Financials sector contributed 4.4% to the Fund’s return, which was the greatest contribution of any sector. No sector allocation contributed significantly negatively to the Fund’s return during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Large Cap Core AlphaDEX® Fund	15.89%	11.52%	10.20%
Nasdaq AlphaDEX® Large Cap CoreTM Index(1)	16.61%	12.21%	N/A
Nasdaq US 500 Large CapTM Index(1)	22.34%	14.90%	N/A
S&P 500® Index	22.15%	15.00%	13.15%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FEX for more recent performance information.
Net Assets	$ 1,242,041,572
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 5,707,633
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$1,242,041,572
Total number of portfolio holdings	377
Total advisory fee paid	$5,707,633
Portfolio turnover rate	88%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
D.R. Horton, Inc.	0.5%
First Citizens BancShares, Inc., Class A	0.5%
Howmet Aerospace, Inc.	0.5%
Lennar Corp., Class A	0.5%
KKR & Co., Inc.	0.5%
Iron Mountain, Inc.	0.5%
Cognizant Technology Solutions Corp., Class A	0.5%
Fox Corp., Class A	0.5%
Cincinnati Financial Corp.	0.5%
Snap-on, Inc.	0.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
D.R. Horton, Inc.	0.5%
First Citizens BancShares, Inc., Class A	0.5%
Howmet Aerospace, Inc.	0.5%
Lennar Corp., Class A	0.5%
KKR & Co., Inc.	0.5%
Iron Mountain, Inc.	0.5%
Cognizant Technology Solutions Corp., Class A	0.5%
Fox Corp., Class A	0.5%
Cincinnati Financial Corp.	0.5%
Snap-on, Inc.	0.5%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FEX or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FEX
C000047998 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Large Cap Value AlphaDEX® Fund
Class Name	First Trust Large Cap Value AlphaDEX® Fund
Trading Symbol	FTA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Large Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Value AlphaDEX® Fund	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.79% for the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Value Index, which returned 16.78% for the same Period.
During the Period, the Fund’s largest allocation was to the Financials sector with a 23.0% weight. This sector also had the largest contribution to the Fund’s return, adding 6.0% to the Fund’s return over the Period. The only negatively contributing sector to the Fund’s return for the Period was the Health Care sector, which contributed -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Large Cap Value AlphaDEX® Fund	12.79%	10.34%	8.32%
Nasdaq AlphaDEX® Large Cap ValueTM Index(1)	13.52%	11.04%	N/A
Nasdaq US 500 Large Cap ValueTM Index(1)	17.27%	12.68%	N/A
S&P 500® Index	22.15%	15.00%	13.15%
S&P 500® Value Index	16.78%	12.54%	10.57%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTA for more recent performance information.
Net Assets	$ 1,223,065,153
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 5,824,352
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$1,223,065,153
Total number of portfolio holdings	188
Total advisory fee paid	$5,824,352
Portfolio turnover rate	81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
D.R. Horton, Inc.	1.1%
Lennar Corp., Class A	1.0%
Fox Corp., Class A	0.9%
Cincinnati Financial Corp.	0.9%
Entergy Corp.	0.9%
Berkshire Hathaway, Inc., Class B	0.9%
Synchrony Financial	0.9%
Exelon Corp.	0.9%
Comcast Corp., Class A	0.9%
Global Payments, Inc.	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
D.R. Horton, Inc.	1.1%
Lennar Corp., Class A	1.0%
Fox Corp., Class A	0.9%
Cincinnati Financial Corp.	0.9%
Entergy Corp.	0.9%
Berkshire Hathaway, Inc., Class B	0.9%
Synchrony Financial	0.9%
Exelon Corp.	0.9%
Comcast Corp., Class A	0.9%
Global Payments, Inc.	0.9%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTA or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FTA
C000048897 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Consumer Staples AlphaDEX® Fund
Class Name	First Trust Consumer Staples AlphaDEX® Fund
Trading Symbol	FXG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Consumer Staples AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Consumer Staples AlphaDEX® Fund	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.69% during the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Consumer Staples Index, which returned 7.93% for the same Period.
The Food Products industry received a 51.4% allocation in the Fund during the Period. This allocation was the highest of any industry in the Fund but contributed only 0.2% to the Fund’s overall return. The greatest contribution to the Fund’s return came from the 15.8% allocation to Consumer Staples Distribution & Retail, with investments contributing 3.1% to the Fund’s return. Notably, the Health Care Providers & Services industry had a 1.9% contribution. This was driven primarily by a 4.0% allocation to McKesson Corp., which accounted for 1.7% of Fund performance for the Period. The most significant drag on Fund performance came from the Beverages industry, with investments in this industry carrying an average weight of 11.5% and causing -0.7% return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Consumer Staples AlphaDEX® Fund	4.69%	9.43%	7.53%
StrataQuant® Consumer Staples Index	5.37%	10.08%	8.19%
Russell 1000® Index	21.50%	14.59%	12.86%
S&P 500® Consumer Staples Index	7.93%	9.33%	9.49%
Russell 1000® Consumer Staples Index	2.97%	8.20%	8.18%
Russell 3000® Index	21.07%	14.23%	12.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXG for more recent performance information.
Net Assets	$ 414,947,657
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,425,698
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$414,947,657
Total number of portfolio holdings	41
Total advisory fee paid	$2,425,698
Portfolio turnover rate	67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Darling Ingredients, Inc.	4.4%
Pilgrim’s Pride Corp.	4.3%
McKesson Corp.	4.3%
Molson Coors Beverage Co., Class B	4.2%
Seaboard Corp.	4.2%
Casey’s General Stores, Inc.	4.1%
Bunge Global S.A.	4.0%
Freshpet, Inc.	3.8%
Kraft Heinz (The) Co.	3.5%
Ingredion, Inc.	3.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Darling Ingredients, Inc.	4.4%
Pilgrim’s Pride Corp.	4.3%
McKesson Corp.	4.3%
Molson Coors Beverage Co., Class B	4.2%
Seaboard Corp.	4.2%
Casey’s General Stores, Inc.	4.1%
Bunge Global S.A.	4.0%
Freshpet, Inc.	3.8%
Kraft Heinz (The) Co.	3.5%
Ingredion, Inc.	3.5%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FXG or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FXG
C000048900 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Health Care AlphaDEX® Fund
Class Name	First Trust Health Care AlphaDEX® Fund
Trading Symbol	FXH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Health Care AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Health Care AlphaDEX® Fund	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.95% during the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Health Care Index, which returned 13.48% for the same Period.
The Health Care Providers & Services industry and Biotechnology industry had the two largest weights of any industry during the Period, at 28.8% and 21.2%, respectively. The Health Care Providers & Services industry also had the largest positive contribution to the Fund’s return of any industry, contributing 4.7%. The largest drag on Fund performance came from the Health Care Equipment & Supplies industry, which contributed ‑5.5% during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Health Care AlphaDEX® Fund	2.95%	7.20%	7.54%
StrataQuant® Health Care Index	3.58%	7.89%	8.24%
Russell 1000® Index	21.50%	14.59%	12.86%
S&P 500® Health Care Index	13.48%	12.48%	11.35%
Russell 1000® Health Care Index	13.05%	12.02%	11.33%
Russell 3000® Index	21.07%	14.23%	12.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXH for more recent performance information.
Net Assets	$ 1,266,312,573
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 6,420,544
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$1,266,312,573
Total number of portfolio holdings	79
Total advisory fee paid	$6,420,544
Portfolio turnover rate	98%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Centene Corp.	2.5%
Universal Health Services, Inc., Class B	2.5%
Viatris, Inc.	2.4%
Tenet Healthcare Corp.	2.4%
Premier, Inc., Class A	2.4%
Jazz Pharmaceuticals PLC	2.2%
Roivant Sciences Ltd.	2.2%
DaVita, Inc.	2.1%
United Therapeutics Corp.	2.1%
Elevance Health, Inc.	2.1%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Centene Corp.	2.5%
Universal Health Services, Inc., Class B	2.5%
Viatris, Inc.	2.4%
Tenet Healthcare Corp.	2.4%
Premier, Inc., Class A	2.4%
Jazz Pharmaceuticals PLC	2.2%
Roivant Sciences Ltd.	2.2%
DaVita, Inc.	2.1%
United Therapeutics Corp.	2.1%
Elevance Health, Inc.	2.1%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FXH or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FXH
C000048903 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Technology AlphaDEX® Fund
Class Name	First Trust Technology AlphaDEX® Fund
Trading Symbol	FXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Technology AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Technology AlphaDEX® Fund	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.93% during the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Information Technology Index, which returned 35.20% for the same Period.
The Software industry received the greatest allocation at 38.4%, contributing 2.6% to the Fund’s return. The Semiconductors and Semiconductor Equipment industry was weighted at 19.1% and had the greatest contribution to the Fund’s return during the Period, contributing 3.8%. The largest drag on the Fund’s return came from the Financial Services industry. Although weighted at 1.0%, it contributed -0.2% to the Fund’s return during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Technology AlphaDEX® Fund	12.93%	14.53%	16.05%
StrataQuant Technology® Index	13.24%	15.20%	16.69%
Russell 1000® Index	21.50%	14.59%	12.86%
S&P 500® Information Technology Index	35.20%	25.81%	22.34%
Russell 1000® Technology Index	34.40%	25.45%	21.60%
Russell 3000® Index	21.07%	14.23%	12.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXL for more recent performance information.
Net Assets	$ 1,338,636,716
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 6,422,504
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$1,338,636,716
Total number of portfolio holdings	103
Total advisory fee paid	$6,422,504
Portfolio turnover rate	119%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ON Semiconductor Corp.	1.9%
Concentrix Corp.	1.9%
Cognizant Technology Solutions Corp., Class A	1.9%
Palantir Technologies, Inc., Class A	1.8%
Avnet, Inc.	1.8%
GoDaddy, Inc., Class A	1.7%
Arrow Electronics, Inc.	1.7%
Toast, Inc., Class A	1.7%
HashiCorp, Inc., Class A	1.7%
Broadcom, Inc.	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ON Semiconductor Corp.	1.9%
Concentrix Corp.	1.9%
Cognizant Technology Solutions Corp., Class A	1.9%
Palantir Technologies, Inc., Class A	1.8%
Avnet, Inc.	1.8%
GoDaddy, Inc., Class A	1.7%
Arrow Electronics, Inc.	1.7%
Toast, Inc., Class A	1.7%
HashiCorp, Inc., Class A	1.7%
Broadcom, Inc.	1.7%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FXL or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FXL
C000048902 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Materials AlphaDEX® Fund
Class Name	First Trust Materials AlphaDEX® Fund
Trading Symbol	FXZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Materials AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Materials AlphaDEX® Fund	$61	0.61%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.21% during the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Materials Index, which returned 9.71% for the same Period.
The industry with the greatest allocation in the Fund was the Chemicals industry, which carried an average weight of 53.6%. The Chemicals industry also contributed most negatively to the Fund’s overall return, at -3.4%. The largest positive contribution to the Fund’s return from a single industry was from the Metals & Mining industry, at 1.4%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Materials AlphaDEX® Fund	0.21%	13.78%	9.16%
StrataQuant® Materials Index	0.85%	14.54%	9.90%
Russell 1000® Index	21.50%	14.59%	12.86%
S&P 500® Materials Index	9.71%	11.94%	8.81%
Russell 1000® Basic Materials Index	7.37%	11.61%	9.06%
Russell 3000® Index	21.07%	14.23%	12.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXZ for more recent performance information.
Net Assets	$ 379,863,650
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,245,029
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$379,863,650
Total number of portfolio holdings	39
Total advisory fee paid	$2,245,029
Portfolio turnover rate	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
United States Steel Corp.	5.0%
Reliance, Inc.	4.9%
Celanese Corp.	4.8%
Nucor Corp.	4.7%
Mosaic (The) Co.	4.7%
Steel Dynamics, Inc.	4.7%
FMC Corp.	4.6%
NewMarket Corp.	4.0%
Timken (The) Co.	4.0%
Eastman Chemical Co.	3.9%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
United States Steel Corp.	5.0%
Reliance, Inc.	4.9%
Celanese Corp.	4.8%
Nucor Corp.	4.7%
Mosaic (The) Co.	4.7%
Steel Dynamics, Inc.	4.7%
FMC Corp.	4.6%
NewMarket Corp.	4.0%
Timken (The) Co.	4.0%
Eastman Chemical Co.	3.9%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FXZ or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FXZ
C000048001 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi Cap Growth AlphaDEX® Fund
Class Name	First Trust Multi Cap Growth AlphaDEX® Fund
Trading Symbol	FAD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Cap Growth AlphaDEX® Fund	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.47% for the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P Composite 1500® Growth Index, which returned 26.23% for the same Period.
The Industrials sector received the greatest allocation during the Period, with an average weight of 24.6% and a contribution to the Fund’s return of 5.9%, which was the greatest contribution to return of any sector. Though nearly negligible, the Communication Services sector was the greatest driver of negative Fund return, with a contribution between 0% and -0.1%

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Multi Cap Growth AlphaDEX® Fund	16.47%	11.30%	11.32%
Nasdaq AlphaDEX® Multi Cap GrowthTM Index(1)	17.24%	12.04%	N/A
Nasdaq US Multi Cap GrowthTM Index(1)	24.05%	15.61%	N/A
S&P Composite 1500® Index	21.57%	14.65%	12.89%
S&P Composite 1500® Growth Index	26.23%	15.86%	14.60%
Russell 3000® Index	21.07%	14.23%	12.58%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FAD for more recent performance information.
Net Assets	$ 209,444,897
Holdings Count | Holding	679
Advisory Fees Paid, Amount	$ 899,049
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$209,444,897
Total number of portfolio holdings	679
Total advisory fee paid	$899,049
Portfolio turnover rate	115%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Citizens BancShares, Inc., Class A	0.5%
Howmet Aerospace, Inc.	0.5%
KKR & Co., Inc.	0.5%
Iron Mountain, Inc.	0.5%
Bank of America Corp.	0.5%
Lennox International, Inc.	0.5%
Bank of New York Mellon (The) Corp.	0.5%
HEICO Corp.	0.5%
General Electric Co.	0.5%
Apollo Global Management, Inc.	0.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
First Citizens BancShares, Inc., Class A	0.5%
Howmet Aerospace, Inc.	0.5%
KKR & Co., Inc.	0.5%
Iron Mountain, Inc.	0.5%
Bank of America Corp.	0.5%
Lennox International, Inc.	0.5%
Bank of New York Mellon (The) Corp.	0.5%
HEICO Corp.	0.5%
General Electric Co.	0.5%
Apollo Global Management, Inc.	0.5%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FAD or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FAD
C000048898 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Energy AlphaDEX® Fund
Class Name	First Trust Energy AlphaDEX® Fund
Trading Symbol	FXN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Energy AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Energy AlphaDEX® Fund	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.08% during the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Energy Index, which returned 10.15% for the same Period.
The Fund allocated 96.6% to the Energy sector, with 87.1% of that allocation going to the Oil, Gas & Consumable Fuels industry. This allocation generated a 10.7% return for the Fund. The greatest source of drag for the Fund came from its small allocation to the Industrials sector. The Fund allocated only 1.2% to this sector, investing in just two companies: ChargePoint Holdings, Inc. and Plug Power, Inc. Both companies performed poorly during the Period, contributing -2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Energy AlphaDEX® Fund	8.08%	14.40%	-2.08%
StrataQuant® Energy Index	8.74%	15.16%	-1.52%
Russell 1000® Index	21.50%	14.59%	12.86%
S&P 500® Energy Index	10.15%	13.84%	3.86%
Russell 1000® Energy Index	9.61%	13.49%	3.10%
Russell 3000® Index	21.07%	14.23%	12.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXN for more recent performance information.
Net Assets	$ 548,789,602
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 3,020,337
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$548,789,602
Total number of portfolio holdings	43
Total advisory fee paid	$3,020,337
Portfolio turnover rate	60%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NOV, Inc.	4.5%
Valero Energy Corp.	4.2%
Matador Resources Co.	4.2%
Chord Energy Corp.	4.2%
Civitas Resources, Inc.	4.1%
Ovintiv, Inc.	4.0%
HF Sinclair Corp.	3.9%
Chesapeake Energy Corp.	3.8%
APA Corp.	3.5%
Chevron Corp.	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NOV, Inc.	4.5%
Valero Energy Corp.	4.2%
Matador Resources Co.	4.2%
Chord Energy Corp.	4.2%
Civitas Resources, Inc.	4.1%
Ovintiv, Inc.	4.0%
HF Sinclair Corp.	3.9%
Chesapeake Energy Corp.	3.8%
APA Corp.	3.5%
Chevron Corp.	3.4%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FXN or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FXN
C000099060 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Mid Cap Value AlphaDEX® Fund
Class Name	First Trust Mid Cap Value AlphaDEX® Fund
Trading Symbol	FNK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Mid Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNK. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FNK
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Value AlphaDEX® Fund	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.68% for the 12 months ended July 31, 2024. The Fund outperformed its benchmark, the S&P MidCap 400® Value Index, which returned 11.37% for the same Period.
The Fund allocated 25.1% to the Financials sector during the Period, which was more weight than any other sector. Investments in this sector accounted for a 6.3% contribution to the Fund’s return, which was the most of any sector. No sector contributed negatively to the Fund’s return during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Mid Cap Value AlphaDEX® Fund	15.68%	11.94%	8.03%
Nasdaq AlphaDEX® Mid Cap ValueTM Index(1)	16.61%	12.80%	N/A
Nasdaq US 600 Mid Cap ValueTM Index(1)	14.37%	10.14%	N/A
S&P MidCap 400® Value Index	11.37%	10.90%	9.46%
Russell 3000® Index	21.07%	14.23%	12.58%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FNK for more recent performance information.
Net Assets	$ 228,289,765
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,554,255
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$228,289,765
Total number of portfolio holdings	227
Total advisory fee paid	$1,554,255
Portfolio turnover rate	98%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
M/I Homes, Inc.	0.9%
Meritage Homes Corp.	0.9%
Group 1 Automotive, Inc.	0.8%
Liberty Broadband Corp., Class C	0.8%
KB Home	0.8%
Rush Enterprises, Inc., Class A	0.8%
Taylor Morrison Home Corp.	0.8%
Radian Group, Inc.	0.8%
Affiliated Managers Group, Inc.	0.8%
Jackson Financial, Inc., Class A	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
M/I Homes, Inc.	0.9%
Meritage Homes Corp.	0.9%
Group 1 Automotive, Inc.	0.8%
Liberty Broadband Corp., Class C	0.8%
KB Home	0.8%
Rush Enterprises, Inc., Class A	0.8%
Taylor Morrison Home Corp.	0.8%
Radian Group, Inc.	0.8%
Affiliated Managers Group, Inc.	0.8%
Jackson Financial, Inc., Class A	0.8%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FNK or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FNK